Vanguard International Value Fund Investment Strategy - Investor Prospectus [Member] - Vanguard International Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in common stocks of companies located outside the United States that are considered by one of the Fund’s advisors to be undervalued. Such stocks, called value stocks, often are out of favor in periods when investors are drawn to companies with strong prospects for growth. The prices of value stocks, therefore, may be below average in relation to measures such as earnings and book value. The Fund invests in large-, mid-, and small-capitalization companies and is expected to diversify its assets in countries across developed and emerging markets. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of equity securities of foreign companies for the Fund.